Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 386,470	$ 373,473	$ 364,012
Cost of sales and services (excluding depreciation and amortization)	(282,086)	(256,036)	(259,515)
Depreciation and amortization	(33,135)	(31,141)	(29,809)
Gross profit	71,249	86,296	74,688
Selling, general and administrative expenses	(49,957)	(36,436)	(34,644)
Write back of impairment of investment	43,505
Other income	1,721	6,114	2,147
Operating profit	66,518	55,974	42,191
Financing expenses	(51,174)	(29,946)	(30,382)
Financing income	14,291	17,679	28,592
Financing expenses, net	(36,883)	(12,267)	(1,790)
Net gains/(losses) related to Qoros	309,918	(7,813)	526,824
Share in profit/(losses) of associated companies, net of tax	160,894	(41,430)	(105,257)
Profit/(loss) before income taxes	500,447	(5,536)	461,968
Income taxes	(4,698)	(16,675)	(11,499)
Profit/(loss) for the year from continuing operations	495,749	(22,211)	450,469
Gain/(loss) for the year from discontinued operations
-Recovery of retained claims, net	8,476	25,666	4,530
-Other		(1,013)	(10,161)
Gain/(loss) for the year from discontinued operations	8,476	24,653	(5,631)
Profit for the year	504,225	2,442	444,838
Attributable to:
Kenon's shareholders	507,106	(13,359)	434,213
Non-controlling interests	(2,881)	15,801	10,625
Profit for the year	$ 504,225	$ 2,442	$ 444,838
Basic/diluted profit/(loss) per share attributable to Kenon's shareholders (in dollars):
Basic/diluted profit/(loss) per share	$ 9.41	$ (0.25)	$ 8.07
Basic/diluted profit/(loss) per share from continuing operations	9.25	(0.71)	8.17
Basic/diluted profit/(loss) per share from discontinued operations	$ 0.16	$ 0.46	$ (0.1)